ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2014	2015

Employees and payroll accruals	$7,243	$8,105
Accrued expenses	5,191	4,204
Deferred and contingent payments related to acquisitions	170	1,211
Government authorities	1,395	2,978
Other	1,014	1,423

	$15,013	$17,921